Derivative Instruments - (Loss) Gain for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	$ (42,586)	$ (36,568)	$ (36,520)
Unrealized gains (losses) on derivative instruments	(2,096)	22,568	6,900
Gain (loss) on derivative instruments, net	(44,682)	(14,000)	(29,620)
Interest rate swap agreements [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(39,406)	(38,089)	(37,427)
Unrealized gains (losses) on derivative instruments	4,204	18,868	5,200
Gain (loss) on derivative instruments, net	(35,202)	(19,221)	(32,227)
Interest rate swap agreements termination [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(2,319)
Gain (loss) on derivative instruments, net	(2,319)
Toledo Spirit time-charter derivative [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(861)	1,521	907
Unrealized gains (losses) on derivative instruments	(6,300)	3,700	1,700
Gain (loss) on derivative instruments, net	$ (7,161)	$ 5,221	$ 2,607